Segment Information - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Cash and cash equivalents	R$ 3,621,798	R$ 4,555,177	R$ 4,499,588	R$ 3,505,824
Marketable securities	4,202,835	3,853,343
Trade receivables	1,588,192	1,322,420
Derivative financial instruments	2,548,857	1,162,213
Inventories	716,290	663,061
Other financial assets		1,340,000
Other current assets	1,691,209	1,026,826
Other non-currentassets	4,144,751	4,297,145
Investments in associates	378,519	301,342
Investments in joint ventures	8,077,907	8,447,799	8,506,395
Property, plant and equipment	12,417,822	11,681,575
Intangible assets and goodwill	16,972,536	16,973,610
Loans, borrowings and debentures	(22,574,313)	(21,688,946)	(18,338,497)
Derivative financial instruments	(25,714)	(115,085)
Trade payables	(1,923,920)	(2,433,995)
Real estate credit certificates		(86,745)
Employee benefits payable	(339,968)	(291,080)
Preferred shareholders payable in subsidiaries	(1,097,490)	(1,442,679)
Lease	(553,350)	(944,138)
Other current liabilities	(1,737,254)	(2,044,244)
Other non-current liabilities	(10,139,351)	(9,518,186)
Total assets (net of liabilities) allocated by segment	17,969,356	17,059,413	16,009,749	16,189,250
Total assets	56,360,716	55,624,511
Equity attributable to owners of the Company	6,614,403	6,038,757
Non-controlling interests	11,354,953	11,020,656
Total shareholders' equity	17,969,356	17,059,413	R$ 16,009,749	R$ 16,189,250
Operating segments [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	490,960
Trade receivables	372,202
Inventories	1,284,087
Other current assets	1,122,633
Other non-currentassets	66,117
Investments in associates	266
Property, plant and equipment	3,182,272
Intangible assets and goodwill	8,591
Loans, borrowings and debentures	(971,268)
Trade payables	(1,003,917)
Employee benefits payable	(36,829)
Other current liabilities	(624,633)
Other non-current liabilities	(834,456)
Total assets (net of liabilities) allocated by segment	3,056,025
Total assets	6,527,128
Equity attributable to owners of the Company	3,056,025
Total shareholders' equity	3,056,025
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,437,571	2,069,357
Trade receivables	1,061,297	688,235
Derivative financial instruments	1,956,616	453,775
Inventories	3,618,573	2,804,223
Other financial assets	516,519	476,181
Other current assets	3,203,838	2,114,733
Other non-currentassets	4,141,547	3,373,565
Investments in associates		348,523
Investments in joint ventures	567,785
Biological assets	740,473	880,668
Property, plant and equipment	10,912,819	10,753,205
Intangible assets and goodwill	3,626,819	3,669,903
Loans, borrowings and debentures	(12,702,418)	(10,853,768)
Derivative financial instruments	(1,223,260)	(250,033)
Trade payables	(3,090,299)	(1,341,867)
Employee benefits payable	(343,670)	(356,155)
Other current liabilities	(2,448,741)	(1,412,872)
Other non-current liabilities	(1,305,251)	(1,345,322)
Total assets (net of liabilities) allocated by segment	11,670,218	12,072,351
Total assets	32,783,857	27,632,368
Equity attributable to owners of the Company	11,632,885	12,073,314
Non-controlling interests	37,333	(963)
Total shareholders' equity	11,670,218	12,072,351
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	864,105	1,221,890
Trade receivables	2,747,503	2,679,114
Derivative financial instruments	639,976	88,496
Inventories	2,078,003	2,416,833
Other current assets	3,045,745	1,406,945
Other non-currentassets	3,508,485	1,335,986
Investments in associates	(266)
Investments in joint ventures	266
Property, plant and equipment	2,292,355	2,329,858
Intangible assets and goodwill	2,513,923	4,600,777
Loans, borrowings and debentures	(4,665,127)	(2,741,312)
Derivative financial instruments	(31,469)	(218,888)
Trade payables	(1,603,481)	(2,124,538)
Employee benefits payable	(73,481)	(94,158)
Other current liabilities	(4,520,490)	(1,387,037)
Other non-current liabilities	(5,028,754)	(4,392,359)
Total assets (net of liabilities) allocated by segment	1,767,293	5,121,607
Total assets	17,690,095	16,079,899
Equity attributable to owners of the Company	1,533,603	4,888,966
Non-controlling interests	233,690	232,641
Total shareholders' equity	1,767,293	5,121,607
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	602,618	1,727,521
Marketable securities	1,124,723	509,544
Trade receivables	695,147	640,682
Derivative financial instruments	368,928	458,476
Inventories	65,259	76,548
Other current assets	641,042	155,815
Other non-currentassets	282,572	356,962
Intangible assets and goodwill	8,279,593	8,471,087
Loans, borrowings and debentures	(3,651,545)	(4,212,504)
Trade payables	(1,012,895)	(1,444,835)
Employee benefits payable	(63,520)	(59,059)
Other current liabilities	(159,060)	(358,430)
Other non-current liabilities	(2,009,997)	(1,782,718)
Total assets (net of liabilities) allocated by segment	5,162,865	4,539,089
Total assets	12,059,882	12,396,635
Equity attributable to owners of the Company	4,175,508	3,688,494
Non-controlling interests	987,357	850,595
Total shareholders' equity	5,162,865	4,539,089
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	206,702	192,115
Marketable securities	13,033	5,439
Trade receivables	446,645	310,006
Derivative financial instruments	29,976	2,581
Inventories	385,901	301,850
Other current assets	161,076	98,419
Other non-currentassets	750,088	70,055
Investments in associates	13,799	12,113
Property, plant and equipment	321,746	270,229
Intangible assets and goodwill	1,191,627	873,924
Loans, borrowings and debentures	(759,169)	(589,292)
Derivative financial instruments	(3,880)	(8,293)
Trade payables	(452,300)	(353,474)
Employee benefits payable	(37,850)	(34,125)
Other current liabilities	(499,759)	(237,302)
Other non-current liabilities	(794,110)	(212,710)
Total assets (net of liabilities) allocated by segment	973,525	701,535
Total assets	3,520,593	2,136,731
Equity attributable to owners of the Company	966,465	701,535
Non-controlling interests	7,060
Total shareholders' equity	973,525	701,535
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	143,710	179,909
Marketable securities	2,843,435	3,153,160
Trade receivables	438,062	371,718
Derivative financial instruments	892,461	110,107
Inventories	263,386	282,291
Other current assets	413,267	438,369
Other non-currentassets	2,693,158	2,770,618
Investments in associates	44,001	41,930
Property, plant and equipment	11,916,818	11,266,278
Intangible assets and goodwill	7,493,882	7,622,969
Loans, borrowings and debentures	(10,594,381)	(9,670,946)
Trade payables	(451,637)	(628,597)
Real estate credit certificates		(86,745)
Employee benefits payable	(207,397)	(166,864)
Lease	(553,350)	(944,138)
Other current liabilities	(770,695)	(778,049)
Other non-current liabilities	(6,263,836)	(5,938,422)
Total assets (net of liabilities) allocated by segment	8,300,884	8,023,588
Total assets	27,142,180	26,237,349
Equity attributable to owners of the Company	1,661,512	2,211,005
Non-controlling interests	6,639,372	5,812,583
Total shareholders' equity	8,300,884	8,023,588
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	2,668,768	2,455,632
Marketable securities	221,644	185,200
Trade receivables	8,338	14
Derivative financial instruments	1,257,492	591,049
Inventories	1,744	2,372
Other financial assets		1,340,000
Other current assets	1,016,569	900,345
Other non-currentassets	1,536,566	1,100,740
Investments in associates	13,111,569	11,862,366
Investments in joint ventures	8,077,907	8,447,799
Property, plant and equipment	179,258	145,068
Intangible assets and goodwill	7,434	5,630
Loans, borrowings and debentures	(7,569,218)	(7,216,204)
Derivative financial instruments	(21,834)	(106,792)
Trade payables	(7,088)	(7,089)
Employee benefits payable	(31,201)	(31,032)
Preferred shareholders payable in subsidiaries	(1,097,490)	(1,442,679)
Other current liabilities	(849,832)	(1,237,815)
Other non-current liabilities	(2,187,599)	(1,663,907)
Total assets (net of liabilities) allocated by segment	16,323,027	15,330,697
Total assets	28,087,289	27,036,215
Equity attributable to owners of the Company	16,322,616	15,330,321
Non-controlling interests	411	376
Total shareholders' equity	16,323,027	15,330,697
Deconsolidation effects IFRS 11 [member]
Disclosure of operating segments [line items]
Cash and cash equivalents	(3,792,636)	(3,291,247)
Trade receivables	(4,181,002)	(3,367,349)
Derivative financial instruments	(2,596,592)	(542,271)
Inventories	(6,980,663)	(5,221,056)
Other financial assets	(516,519)	(476,181)
Other current assets	(7,372,216)	(3,521,678)
Other non-currentassets	(7,716,149)	(4,709,551)
Investments in associates		(348,523)
Investments in joint ventures	(568,051)
Biological assets	(740,739)	(880,668)
Property, plant and equipment	(16,387,446)	(13,083,063)
Intangible assets and goodwill	(6,149,333)	(8,270,680)
Loans, borrowings and debentures	18,338,813	13,595,080
Derivative financial instruments	1,254,729	468,921
Trade payables	5,697,697	3,466,405
Employee benefits payable	453,980	450,313
Other current liabilities	7,593,864	2,799,909
Other non-current liabilities	7,168,461	5,737,681
Total assets (net of liabilities) allocated by segment	(16,493,536)	(17,193,958)
Total assets	(57,001,080)	(43,712,267)
Equity attributable to owners of the Company	(16,222,513)	(16,962,280)
Non-controlling interests	(271,023)	(231,678)
Total shareholders' equity	(16,493,536)	(17,193,958)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other current assets	(540,745)	(566,122)
Other non-currentassets	(1,117,633)	(1,230)
Investments in associates	(12,790,850)	(11,615,067)
Other current liabilities	542,092	567,352
Other non-current liabilities	1,116,191	79,571
Total assets (net of liabilities) allocated by segment	(12,790,945)	(11,535,496)
Total assets	(14,449,228)	(12,182,419)
Equity attributable to owners of the Company	(16,511,698)	(15,892,598)
Non-controlling interests	3,720,753	4,357,102
Total shareholders' equity	R$ (12,790,945)	R$ (11,535,496)